Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019		Jan. 31, 2018
Cash flows from operating activities
Net income		$ 2,247	[1]	$ 2,337
Adjustment for:
Net interest income		(4,274)	[1]	(3,936)
Depreciation and amortization		248	[1]	199
Provision for credit losses		688	[1]	544
Equity-settled share-based payment expense		4	[1]	4
Net gain on sale of investment securities		(22)	[1]	(35)
Net income from investments in associated corporations		(129)	[1]	(110)
Income tax expense		498	[1]	709
Changes in operating assets and liabilities:
Trading assets		(6,202)	[1]	(8,315)
Securities purchased under resale agreements and securities borrowed		(23,996)	[1]	4,493
Loans		(10,578)	[1]	(6,378)
Deposits		12,320	[1]	22,505
Obligations related to securities sold short		(645)	[1]	2,271
Obligations related to securities sold under repurchase agreements and securities lent		15,175	[1]	(2,031)
Net derivative financial instruments		4,199	[1]	3,022
Other, net		(4,620)	[1]	(9,844)
Dividends received		95	[1]	81
Interest received		8,043	[1]	6,516
Interest paid		(3,703)	[1]	(2,741)
Income tax paid		(957)	[1]	(613)
Net cash from/(used in) operating activities		(11,609)	[1]	8,678
Cash flows from investing activities
Interest-bearing deposits with financial institutions		10,453	[1]	435
Purchase of investment securities		(17,693)	[1]	(26,550)
Proceeds from sale and maturity of investment securities		19,007	[1]	18,724
Acquisition/sale of subsidiaries, associated corporations or business units, net of cash acquired		0	[1]	0
Property and equipment, net of disposals		(17)	[1]	(24)
Other, net		(214)	[1]	(115)
Net cash from/(used in) investing activities		11,536	[1]	(7,530)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[1]	1,750
Redemption/repayment of subordinated debentures				(112)
Redemption of preferred shares	[1]	(300)
Proceeds from common shares issued		110	[1]	62
Common shares purchased for cancellation		(234)	[1]	(178)
Cash dividends and distributions paid		(1,070)	[1]	(979)
Distributions to non-controlling interests		(31)	[1]	(25)
Other, net		580	[1]	267
Net cash from/(used in) financing activities		805	[1]	(965)
Effect of exchange rate changes on cash and cash equivalents		70	[1]	(176)
Net change in cash and cash equivalents		802	[1]	7
Cash and cash equivalents at beginning of period	[2]	8,997	[1]	7,825
Cash and cash equivalents at end of period	[2]	$ 9,799	[1]	$ 7,832

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).